Other Liabilities- Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosures Of Other Liabilities [Abstract]
Accrued expenses	¥ 2,173,256	¥ 2,062,869
Derivative financial liabilities	25,772	547,597
Provisions	110,930	110,930
Others	5,990	15,538
Other liabilities	¥ 2,315,948	¥ 2,736,934